SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

The financial statements were authorized for issuance by the Board of Directors on April 25, 2023. There are no subsequent events between the closing date of year ended December 31, 2022, and the approval (issuance) of these consolidated financial statements, other than the ones already disclosed therein.

Natural gas transportation transitional tariff increase

On March 16, 2023, tgs’ Board of Directors approved the proposed addendum to the renegotiation transitory agreement (the “2023 transition agreement”) sent by ENARGAS. As of the date of issuance of these Financial Statements the 2023 transition agreement has not been ratified by the PEN.

The 2023 transition agreement has similar conditions to the 2022 Transition Agreement. The 2023 Transition Agreement includes:

-	A transitional tariff increase of 95% on the natural gas transportation tariff and the Access and Use Charge.

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With prior authorization from the Ministry of Economy, tgs is allowed to distribute dividends and to directly or indirectly prepay financial and commercial debts contracted with shareholders. Previously prohibited by the 2022 Agreement.

Annual Ordinary Shareholders’ Meeting

Allocation of 2022’s net income and retained earnings

On April 19, 2023, the Annual Ordinary Shareholders’ Meeting (the “2023 Shareholders´ Meeting”) approved the increase in the legal reserve of Ps. 1,967 million and the allocation of Ps. 185,004 million to the reserve for capital expenditures, acquisition of treasury shares and/or dividends (the “Reserve”). The Board of Directors can release the Reserve to tgs’ shareholders for such purposes.

It is noteworthy that the above-mentioned decisions made by the 2023 Shareholders’ Meeting were taken considering current CNV regulations (Resolution No. 777/2018) which states retained earnings have to be adjusted by inflation using the rates as of the month before the meeting was held. In case of 2022 Shareholders’ Meeting, tgs used the inflation rate as of March 31, 2023.

2017 Program

The 2023 Shareholders´ Meeting approved the increase from US$ 1,200 million to US$ 2,000 million of the 2017 Program. As of the date of issuance of this Consolidated Financial Statements the Company is preparing all the documents to be filed to the CNV in order to obtain the above-mentioned authorization and the extension of the 2017 Program which expires on January 3, 2024.